Summary of Significant Accounting Policies - Summary of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2019 CNY (¥)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Less: sales tax	¥ 54	$ 8	¥ 1,634	¥ 1,431
Revenue	280,282	43,300	¥ 389,049	¥ 335,643
Less: sales tax, Percentage			0.40%	0.40%
Total, Percentage			100.00%	100.00%
Elementary School
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Revenue, Gross	207,720	32,089	¥ 300,278	¥ 255,660
Revenue, Gross Percentage			77.20%	76.20%
Middle School
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Revenue, Gross	50,902	7,864	¥ 52,107	¥ 41,633
Revenue, Gross Percentage			13.40%	12.40%
Special Programs and Others
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Revenue, Gross	¥ 21,714	$ 3,355	¥ 38,298	¥ 39,781
Revenue, Gross Percentage			9.80%	11.90%